Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended				23 Months Ended
	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 17, 2020 CAD ($) shares	Mar. 31, 2019 shares	Mar. 30, 2019 $ / shares	Oct. 31, 2019 USD ($) $ / shares shares	Mar. 04, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) right vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Jul. 17, 2020 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote								1
Number of voting rights per share | right								1
Discount rate on share purchases (percent)								50.00%
Discount rate on share purchases under dividend reinvestment plan (percent)								5.00%
Carrying amount | $							$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000	$ 184,299,000
Share-based compensation expense | $								24,637,000		$ 11,042,000
Unrecognized compensation costs, non-vested awards | $							$ 12,063,000	$ 12,063,000	$ 12,063,000			$ 12,063,000
Unrecognized compensation costs, non-vested options, period of recognition								1 year 8 months 15 days
Succession and retirement expense | $								$ 2,582,000
Options granted (in shares)								999,962		1,113,775
Options granted (CAD per share) | $ / shares									$ 16.78		$ 14.96
Options exercised (in shares)								2,386,275		3,882,505
Options exercised (CAD per share) | $ / shares									$ 12.52		11.23
Total share-based compensation expense | $								$ 24,637,000		$ 11,042,000
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)								20.00%
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)								10.00%
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)								20.00%
Common shares
Stockholders Equity Note [Line Items]
Options settled at cash value for payment of the exercise price and for tax withholdings (in shares)							7,377
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury for option exercise (in shares)								6,401,000
Retirement Restricted Share Units
Stockholders Equity Note [Line Items]
Awards vested (percent)								100.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)							7,000,000	7,000,000	7,000,000			7,000,000	7,000,000
Award vesting period								3 years
Performance Share Units | Minimum
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)								2.50%
Performance Share Units | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)								237.00%
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)								135,409
Deferred Share Units
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)							13,778,000	13,778,000	13,778,000			13,778,000	13,778,000
Maximum aggregate number of shares reserved for future issuance (in shares)							1,000,000	1,000,000	1,000,000			1,000,000	1,000,000
Shares issued during period (in shares)								544,493		460,418
Employee Stock Option
Stockholders Equity Note [Line Items]
Share-based compensation expense | $								$ 1,743,000		$ 1,288,000
Percentage of shares reserved under the plan (must not exceed)								8.00%
Total share-based compensation expense | $								$ 1,743,000		$ 1,288,000
ESPP
Stockholders Equity Note [Line Items]
Vesting period of matching contribution shares								1 year
Maximum aggregate number of shares reserved for future issuance (in shares)							4,000,000	4,000,000	4,000,000			4,000,000	4,000,000
Shares issued during period (in shares)								302,727		253,538
Subsequent Event | Common shares
Stockholders Equity Note [Line Items]
Dividend reinvestment plan shares issued (in shares)						1,403,635
ATM Equity Program
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)								8,664,563				10,421,362
Cash proceeds from issuance of shares | $								$ 120,634,000				$ 142,668,000
Treasury atock, amount reserved for issuance under the plan | $							$ 500,000,000	$ 500,000,000	$ 500,000,000			$ 500,000,000
Sale of stock, average price per share (in USD) | $ / shares								$ 13.92				$ 13.69
Gross proceeds from sale of stock, net of commissions | $								$ 119,126,000				$ 140,885,000
Sale of stock, other related costs | $								$ 1,346,000				$ 3,413,000
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares													$ 25
Preferred stock issued (in shares)							4,800,000	4,800,000	4,800,000			4,800,000	4,800,000
Carrying amount							$ 100,463,000	$ 100,463,000	$ 100,463,000			$ 100,463,000	$ 116,546
Dividend declared per preferred share (CAD per share) | (per share)								$ 1.2905			1.2905
Preferred dividend rate reset period								5 years
Basis spread on five-year Government of Canada Bond Yield (percent)								2.94%
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares													$ 25
Preferred stock issued (in shares)							4,000,000	4,000,000	4,000,000			4,000,000	4,000,000
Carrying amount							$ 83,836,000	$ 83,836,000	$ 83,836,000			$ 83,836,000	$ 97,259
Dividend declared per preferred share (CAD per share) | (per share)				$ 1.25				$ 1.2728			$ 1.2671
Preferred dividend rate reset period								5 years
Preferred dividend, initial period			5 years
Basis spread on five-year Government of Canada Bond Yield (percent)								3.28%
Series B Preferred Stock
Stockholders Equity Note [Line Items]
Convertible preferred stock, shares issued upon conversion			0
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Redeemable preferred stock issued (in shares)							100	100	100			100	100
Public Stock Offering | Common shares
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)	57,465,500	57,465,500			26,252,542
Shares issued, price per share (USD and CAD per share) | (per share)	$ 12.60				$ 13.50									$ 17.10
Cash proceeds from issuance of shares	$ 723,926,000	$ 982,660			$ 354,409,000
Issuance costs	$ 25,268,000	$ 34,299			$ 14,418,000
Other Net Losses
Stockholders Equity Note [Line Items]
Share-based compensation expense | $								$ 12,639,000
Total share-based compensation expense | $								12,639,000
Other Net Losses | Retirement Restricted Share Units
Stockholders Equity Note [Line Items]
Share-based compensation expense | $								5,466,000
Total share-based compensation expense | $								5,466,000
Other Net Losses | Performance Share Units
Stockholders Equity Note [Line Items]
Share-based compensation expense | $								4,591,000
Total share-based compensation expense | $								$ 4,591,000